Presentation of Financial Statements and Summary of Significant Accounting Policies - Summary of Foreign Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2020
Oxiteno Mexico S.A. de C.V. [member]
Disclosure of foreign subsidiaries [line items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno servicios corporativos S.A. de C.V.[member]
Disclosure of foreign subsidiaries [line items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno servicios industriales S.A. de C.V.[member]
Disclosure of foreign subsidiaries [line items]
Functional currency	Mexican Peso
Location	Mexico
Oxiteno USA LLC [member]
Disclosure of foreign subsidiaries [line items]
Functional currency	U.S. Dollar
Location	United States
Oxiteno Uruguay [member]
Disclosure of foreign subsidiaries [line items]
Functional currency	U.S. Dollar
Location	Uruguay